CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Other investments [Abstract]
Other deposits with maturity of more than three months	$ 1,290,459		$ 813,527
Other investments - Current	1,290,459		813,527
Cash and cash equivalents [abstract]
Cash and banks	305,136		129,500
Restricted cash	58		54		$ 69
Short-term bank deposits	692,529		259,020
Other deposits with maturity of less than three months	278,882		149,308
Cash and cash equivalents	$ 1,276,605	[1]	$ 537,882	[1]	$ 519,965	[1]	$ 250,541

[1]	It includes restricted cash of $58, $54 and $69 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,357,484, $816,157 and $215,273 as of December 31, 2021, 2020 and 2019, respectively.